COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Millions		1 Months Ended	12 Months Ended
	Nov. 09, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) lawsuit	Dec. 31, 2022 USD ($)	May 06, 2013 USD ($)
DBCP Cases
0.281374336252415
Damages claimed			$ 17,800.0
Number of cases resulted in judgments | lawsuit			24
Pending lawsuits | lawsuit			180
Former Shell Site
0.281374336252415
Estimated possible loss					$ 310.0
Former Shell Site | Shell
0.281374336252415
Lawsuit related costs incurred	$ 266.6
Former Shell Site | BHC
0.281374336252415
Percentage of defendant's lawsuit costs attributable to other party	0.500
Lawsuit related costs incurred	$ 133.3
Former Shell Site, Costs Associated With Lawsuit
0.281374336252415
Estimated possible loss					$ 90.0
Former Shell Site, Costs Associated With Lawsuit | BHC
0.281374336252415
Loss Contingency, Damages Awarded, Value		$ 26.7
Unfavorable Regulatory Action
0.281374336252415
Estimated possible loss			$ 20.0
Letter Of Credit, Bank And Surety Bonds
0.281374336252415
Guarantees			48.6	$ 61.4
Bank Borrowings And Equity Method Investments
0.281374336252415
Guarantees			$ 6.4	$ 9.2
0.303246103993543 | Labor Force Concentration Risk
0.281374336252415
Percentage of employees covered by collective bargaining agreements			30.30%
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year | Labor Force Concentration Risk
0.281374336252415
Percentage of employees covered by collective bargaining agreements			28.10%
Workforce Subject To Collective Bargaining Arrangements Expiring After One Year | Labor Force Concentration Risk
0.281374336252415
Percentage of employees covered by collective bargaining agreements			71.90%
Minimum
0.281374336252415
Guarantee term			1 year
Maximum
0.281374336252415
Guarantee term			20 years